Document and Entity Information	Apr. 25, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001905824
Document Type	8-K
Document Period End Date	Apr. 25, 2025
Entity Registrant Name	PIMCO Capital Solutions BDC Corp.
Entity Incorporation State Country Code	DE
Entity File Number	814-01549
Entity Tax Identification Number	87-4705230
Entity Address, Address Line One	650 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	720-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false